Financial Risk Management - Summary of Carrying Amounts of Group's Notes and Debentures by Currency and Derivatives Which Hedge (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	$ 14,932	$ 11,819
Recognised in cash flow hedging reserve	(40)	(15)
Recognised in cost of hedging reserve	10	1
Recognised in the income statement	(117)	(86)
Accrued and other cash flows	(350)	(74)
Total derivatives fair value	1,395	1,572
Hedged value of notes and debentures	16,824	13,565
Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	888	956
Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	1,004	790
USD [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	10,928	7,245
Recognised in the income statement	2	32
Accrued and other cash flows	(48)	23
Total derivatives fair value	452	269
Hedged value of notes and debentures	11,426	7,459
USD [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	498	214
GBP [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	1,595	1,566
Recognised in cash flow hedging reserve	(13)	24
Recognised in cost of hedging reserve	3	(9)
Recognised in the income statement	(69)	(69)
Accrued and other cash flows	(16)	35
Total derivatives fair value	673	777
Hedged value of notes and debentures	2,363	2,362
GBP [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	521	522
GBP [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	247	274
EUR [member]
Disclosure of detailed information about hedged items [line items]
Carrying amount of notes and debentures	2,409	3,008
Recognised in cash flow hedging reserve	(27)	(39)
Recognised in cost of hedging reserve	7	10
Recognised in the income statement	(50)	(49)
Accrued and other cash flows	(286)	(132)
Total derivatives fair value	270	526
Hedged value of notes and debentures	3,035	3,744
EUR [member] | Currency risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	367	434
EUR [member] | Interest rate risk [member]
Disclosure of detailed information about hedged items [line items]
Risk	$ 259	$ 302